Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the six months ended June 30, 2018 and 2017 as cash flow hedges.

As at June 30, 2018, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate (1)	Expected Maturity
				2018	2019
				(in thousands of U.S. Dollars)
Norwegian Kroner	500,000	(2,062)	7.86	31,764	31,825
Euro	6,000	(300)	0.82	7,280	—
		(2,362)		39,044	31,825
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
In connection with its issuance of NOK bonds, the Partnership entered into a cross currency swap pursuant to which it receives the principal amount in NOK on the repayment and maturity date, in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swap exchanges a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swap is to economically hedge the foreign currency exposure on the payment of interest and repayments of principal amounts of the Partnership’s NOK bonds due in 2019 (see note 6). In addition, the cross currency swap economically hedges the interest rate exposure on the NOK bonds. The Partnership has not designated, for accounting purposes, this cross currency swap as a cash flow hedge of its NOK bonds.
As at June 30, 2018, the Partnership was committed to the following cross currency swap:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

1,000,000	162,200	NIBOR	4.25%	7.45%	(42,118)	0.6

In July 2018, the Partnership settled NOK 905 million aggregate notional amount ($146.8 million principal amount) of the cross currency swap in connection with the partial repurchase of the NOK bonds (see note 16).

Interest Rate Risk
The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. Certain of these interest rate swaps are designated and accounted for as hedges in the consolidated financial statements or within our equity-accounted for investments.
As at June 30, 2018, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	700,000	(80,136)	7.0	4.2%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	831,835	(15,985)	4.1	3.1%
		1,531,835	(96,121)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2018, ranged between 0.90% and 4.30%.

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

For the periods indicated, the following tables present the effective and ineffective portion of the gain (loss) on interest rate swap agreements designated and qualifying as cash flow hedges. The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended June 30, 2018				Three Months Ended June 30, 2017
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(614)	48	—	Interest expense	(438)	(706)	(74)	Interest expense
(614)	48	—		(438)	(706)	(74)

Six Months Ended June 30, 2018				Six Months Ended June 30, 2017
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(2,495)	(52)	—	Interest expense	(460)	(762)	(7)	Interest expense
(2,495)	(52)	—		(460)	(762)	(7)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.
As at June 30, 2018, the Partnership had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts governed by certain master agreements. Each of the master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2018, these derivatives had an aggregate fair value asset amount of $0.1 million and an aggregate fair value liability amount of $111.8 million (December 31, 2017 - an aggregate fair value asset amount of $0.3 million and an aggregate fair value liability amount of $157.4 million). As at December 31, 2017, the Partnership had $4.1 million on deposit with the relevant counterparties as security for cross currency swap liabilities under certain master agreements. As at June 30, 2018 this balance was nil. The deposit is presented in Restricted cash on the consolidated balance sheet.
Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at June 30, 2018
Foreign currency contracts	100	—	—	(2,255)	(207)
Cross currency swaps	—	—	(933)	(41,185)	—
Interest rate swaps	737	7,205	(2,226)	(18,833)	(83,004)
	837	7,205	(3,159)	(62,273)	(83,211)

As at December 31, 2017
Foreign currency contracts	347	28	—	(665)	(67)
Cross currency swaps	—	—	(916)	(4,412)	(38,678)
Interest rate swaps	233	1,565	(3,883)	(37,438)	(128,724)
	580	1,593	(4,799)	(42,515)	(167,469)

Total realized and unrealized gain (loss) on interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of (loss) income. The effect of the gain (loss) on these derivatives in the consolidated statements of (loss) income for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Realized (loss) gain on derivative instruments
Interest rate swaps	(5,843)	(10,296)	(22,986)	(20,962)
Foreign currency forward contracts	370	(309)	988	(410)
	(5,473)	(10,605)	(21,998)	(21,372)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	18,674	(12,871)	67,974	(9,367)
Foreign currency forward contracts	(3,760)	1,679	(2,084)	2,410
	14,914	(11,192)	65,890	(6,957)
Total realized and unrealized gain (loss) on derivative instruments	9,441	(21,797)	43,892	(28,329)

Realized and unrealized (loss) gain on cross currency swaps are recognized in earnings and reported in foreign currency exchange loss in the consolidated statements of (loss) income. The effect of the (loss) gain on cross currency swaps in the consolidated statements of (loss) income for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Realized loss	(1,444)	(3,310)	(2,737)	(6,514)
Unrealized (loss) gain	(4,433)	8,111	1,905	12,490
Total realized and unrealized (loss) gain on cross currency swaps	(5,877)	4,801	(832)	5,976

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.